Income Taxes - Schedule of Income Tax Rate Reconciliation Percent (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal statutory income tax rate			21.00%	21.00%
State income tax expense			3.90%	1.30%
Permanent tax adjustments			(1.30%)	(1.20%)
Fair value adjustments			(0.20%)	(7.40%)
Transaction costs				(2.70%)
Change in valuation allowance			(23.60%)	(6.70%)
Foreign rate differential			1.00%	(3.00%)
Other, net			(0.10%)	(0.90%)
Effective income tax rate	0.40%	0.70%	0.70%	0.40%